Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Senior	SFr 136,392	SFr 148,542
Subordinated	16,152	23,627
Non-recourse liabilities from consolidated VIEs	1,764	863
Long-term debt	154,308	173,032
of which reported at fair value	63,935	63,628
Structured notes
Long-term debt
Long-term debt	48,064	51,465
Bank
Long-term debt
Senior	136,445	148,568
Subordinated	15,224	22,611
Non-recourse liabilities from consolidated VIEs	1,764	863
Long-term debt	153,433	172,042
of which reported at fair value	63,027	62,622
Bank | Structured notes
Long-term debt
Long-term debt	SFr 48,064	SFr 51,465